STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

November 8, 2012	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:   Karen L. Rossotto and Jeff Long

Re:	Dreyfus Municipal Funds, Inc. (811-6377)
RegistrationStatement on Form N-14

Ladies and Gentlemen:

On behalf of Dreyfus Municipal Funds, Inc. (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").  The Registration Statement contains a Combined Prospectus/Proxy Statement (the "Prospectus/Proxy"), seeking the approval of the shareholders of each of Dreyfus Maryland Fund, Dreyfus Minnesota Fund and Dreyfus Ohio Fund (each, a "Fund" and collectively, the "Funds"), series of Dreyfus State Municipal Bond Funds (the "Trust"), of an Agreement and Plan of Reorganization to allow each Fund to transfer all of its assets in a tax-free reorganization to Dreyfus AMT-Free Municipal Bond Fund (the "Acquiring Fund"), a series of the Registrant, in exchange solely for Class A and Class C shares of the Acquiring Fund and the assumption by the Acquiring Fund of each Fund's stated liabilities (with respect to the relevant Fund, the "Reorganization").  Class A and Class C shareholders of each Fund will receive a number of the corresponding class of the Acquiring Fund's shares equal in value to the aggregate net asset value of the shareholder's Fund shares as of the closing date of the Reorganization.  The Funds and the Acquiring Fund are each an open-end investment company advised by The Dreyfus Corporation ("Dreyfus").

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.  The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinions.

The Trust intends to mail the Prospectus/Proxy in late December to the Funds' shareholders of record as of the close of business on December 10, 2012.  A special joint meeting of the shareholders of the Funds is scheduled to be held at Dreyfus' offices on Thursday, February 28, 2013, to vote on the Agreement and Plan of Reorganization for each Fund.  No other business is expected to be presented at that meeting.  If each Reorganization is approved, it currently is expected to be consummated on or about April 12, 2013 for Dreyfus Maryland Fund, April 19, 2013 for Dreyfus Minnesota Fund and April 26, 2013 for Dreyfus Ohio Fund.  None of the Reorganizations are contingent upon the approval and consummation of the other Reorganizations.

The Acquiring Fund has been determined to be the accounting survivor of each Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994).  Such determinations were made in consultation with the funds' independent registered public accounting firm and counsel to the funds and to the independent board members of the funds.  These factors include those noted below:

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Investment Adviser.  As described in the Prospectus/Proxy, the funds have the same investment adviser—Dreyfus.  Steven Harvey and Daniel Rabasco, dual employees of Dreyfus and Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus, manage the Acquiring Fund's assets as employees of Dreyfus.  Dreyfus will continue to serve as investment adviser to the combined fund and Messrs. Harvey and Daniel Rabasco will manage the combined fund after any and/or all of the Reorganization(s).

•
Investment Objectives, Policies and Restrictions.  As described in the Prospectus/Proxy, the Acquiring Fund and each Fund have similar investment objectives and similar investment management policies.  The Acquiring Fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.  Each Fund seeks to maximize current income exempt from federal income tax and from the income tax of the state after which it is named, without undue risk.  To pursue its goal, the Acquiring Fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax.  The Acquiring Fund also seeks to provide income exempt from the federal alternative minimum tax.  The Acquiring Fund may, but is not required by its investment management policies to, purchase municipal bonds issued by the state of Maryland, Minnesota or Ohio.  In addition, the Acquiring Fund may invest temporarily in taxable bonds, including when its portfolio managers believe acceptable municipal bonds are not available for investment.  To pursue its goal, each Fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from the income tax of the state after which it is named.  Each Fund temporarily may invest in taxable bonds and/or municipal bonds that pay income exempt only from federal income tax, including when the Fund's portfolio managers believe acceptable municipal bonds of the state after which the Fund is named are not available for investment.  The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after any and/or all of the Reorganization(s).

•
Expense Structure and Expense Ratios.  As described in the Prospectus/Proxy, the funds have different management fee rates and expense structures.  Each Fund and the Acquiring Fund pay Dreyfus a management fee at the annual rate of 0.55% and 0.60%, respectively, of the value of the relevant fund's average daily net assets.  Each Fund has classified its shares into two classes—Class A and Class C shares—while the Acquiring Fund has classified its shares into four classes—Class A, Class C, Class I and Class Z shares.  There will be no exchange in the Reorganizations of Class I or Class Z shares of the Acquiring Fund.  In addition, the Acquiring Fund's Class A and Class C shares had a lower total annual expense ratio (after current fee waivers and expense reimbursements) than the corresponding class of each Fund's shares as of the respective fund's most recent fiscal year end.  Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Acquiring Fund so that the total annual fund operating expenses of none of the classes of the Acquiring Fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%.  Dreyfus may terminate this agreement upon at least 90 days' prior notice to Acquiring Fund shareholders, but has committed not to do so until at least May 1, 2014.  The Acquiring Fund's expense structure, including its class structure and sales loads, and its management, Rule 12b-1 and shareholder services fees, will be the expense structure of the combined fund after any and/or all of the Reorganization(s).

•
Asset Size.  The funds have differing asset sizes, with the Acquiring Fund having substantially more assets than each Fund.  As of September 28, 2012, the Acquiring Fund had net assets of approximately $548 million and Dreyfus Maryland Fund, Dreyfus Minnesota Fund and Dreyfus Ohio Fund had net assets of approximately $163 million, $125 million and $153 million, respectively.

•
Portfolio Composition.  The portfolio composition of the combined fund after any and/or all of the Reorganization(s) will be based on the Acquiring Fund's investment objective, policies and restrictions.  As a result, in connection with the Reorganizations, each Fund will sell certain of its portfolio securities (e.g., those portfolio securities the income of which is subject to the federal alternative minimum tax, which generally are not held by the Acquiring Fund) before consummation of the relevant Reorganization.  Dreyfus currently estimates that Dreyfus Maryland Fund, Dreyfus Minnesota Fund and Dreyfus Ohio Fund will sell approximately 21.55%, 1.10% and 11.55%, respectively, of their respective portfolio securities before consummation of the relevant Reorganization.  In addition, certain of the portfolio securities held by each Fund may be sold after the consummation of the relevant Reorganization.  Dreyfus currently estimates that approximately 10.95% of the combined fund's portfolio securities will be sold after consummation of the Reorganizations as part of the ongoing portfolio management of the combined fund.  Any sales of portfolio securities by the funds will be subject to any restrictions imposed by the Internal Revenue Code of 1986, as amended, with respect to the tax-free nature of the Reorganizations.

It is appropriate for the Acquiring Fund to be the accounting survivor in each Reorganization because the Acquiring Fund's investment objective, policies and restrictions and class and expense structure will be used in managing the combined fund.  Dreyfus and the Acquiring Fund's portfolio managers will continue in their roles for the combined fund after any and/or all of the Reorganization(s).  Finally, the portfolio composition of the combined fund after any and/or all of the Reorganization(s) will be based on the Acquiring Fund's investment objective, policies and restrictions.

The Registrant's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

DREYFUS MUNICIPAL FUNDS, INC.
200 Park Avenue
New York, New York  10166

November 8, 2012

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto and Jeff Long

Re:	Dreyfus Municipal Funds, Inc. (811-6377)
Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President